Related Party Transactions (Details) - Schedule of Key Management Personnel - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	$ 881,472	$ 868,010	$ 1,575,826	$ 2,160,846
CEO [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	272,177	177,178
CFO [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	275,032	183,898
Advisory Board [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel		54,518	54,518	215,038
Chief Technology Officer [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	213,028	156,193	276,395	306,441
Director [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	92,487	138,473	257,945	293,585
Chief People Officer [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel		108,973	205,112	205,681
Other Directors and Officers [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	$ 28,748	$ 48,777	$ 84,586	$ 426,153